STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details 1)									3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended
	Jun. 30, 2013	Jun. 21, 2013	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013 Biosyn Minimum	Mar. 31, 2013 Biosyn Minimum	Jun. 30, 2013 Biosyn Maximum	Mar. 31, 2013 Biosyn Maximum	Jun. 30, 2013 Consultant Warrants	Mar. 31, 2013 Consultant Warrants	Jun. 30, 2013 Consultant Warrants	Mar. 31, 2013 Consultant Warrants	Jun. 30, 2013 Investor Warrants	Mar. 31, 2013 Investor Warrants	Jun. 30, 2013 Private Placement	Jun. 30, 2013 Consultant Warrants	Mar. 31, 2013 Consultant Warrants	Jun. 30, 2013 Biosyn	Mar. 31, 2013 Biosyn	Mar. 31, 2013 Old Adamis Warrants	Jun. 30, 2013 Biosyn Warrants	Jun. 30, 2013 Old Adamis Warrants
Warrant Shares	15,688,668		1,800,505	2,473,245							10,800	221,400	150,000	275,000	14,223,763	300,000	300,000		4,105	1,000,000	4,105	1,000,000
Exercise Price Per Share		0.20			57.97	58	173.92	174			0.20	0.00	0.30	0.00	0.715	0.22	0.00			1.00		0.50
Date Issued									Jan. 29, 2010	Jan. 29, 2010			Sep. 03, 2010	Sep. 15, 2010	Jun. 26, 2013	Jul. 11, 2011	Jul. 11, 2011	Oct. 22, 2004	Oct. 22, 2004	Nov. 15, 2007		Nov. 15, 2007
Expiration Date									Jan. 29, 2015	Jan. 25, 2015			Sep. 03, 2015	Sep. 15, 2015	Jun. 25, 2018	Jul. 11, 2016	Jul. 11, 2016	Oct. 22, 2014	Jan. 04, 2014	Nov. 15, 2015		Nov. 15, 2015